FAIR VALUE MEASUREMENTS (Details 5) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Foreclosed assets		$ 1,994
Nonrecurring Basis [Member]
Foreclosed assets	$ 1,011	1,994
Impaired loans	1,915	1,414
Total	2,926	3,408
Nonrecurring Basis [Member] | Fair Value Inputs Level 3 [Member]
Foreclosed assets	1,011	1,994
Impaired loans	1,915	1,414
Total	$ 2,926	$ 3,408